Subsequent Events.	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events.

Note 11. Subsequent Events.

Bank of Houston

On November 21, 2013, the Company announced that it entered into a definitive agreement to acquire BOH Holdings, Inc. and its subsidiary, Bank of Houston, Houston, Texas for an expected combination of cash and stock purchase price totaling approximately $170 million. The merger has been approved by the Boards of Directors of both companies and is expected to close during the second quarter of 2014, although delays may occur. The transaction is subject to certain conditions, including the approval by shareholders of Independent Bank Group, BOH Holdings and customary regulatory approvals.

Collin Bank

On November 30, 2013, the Company acquired 100% of the outstanding stock of Collin Bank, Plano. The Company issued 247,731 shares of Independent Bank Group common stock and paid $18.4 million in cash for the outstanding shares of Collin Bank common stock.

Provisional amounts have been recorded for the acquisition as final balances are not yet available. Estimated fair values of the assets acquired and liabilities assumed in this transaction as of the closing date are as follows:

Assets of acquired bank:

Cash and cash equivalents	$22,792
Securities available for sale	62,373
Loans	72,611
Premises and equipment	141
Investment in FHLB stock and other restricted stock	1,156
Goodwill	5,962
Core deposit intangible	600
Other assets	2,160

Total assets	$167,795

Liabilities of acquired bank:
Deposits	111,164
FHLB advances	26,000
Other liabilities	358

Total Liabilities	$137,522

Common stock issued in the Collin Bank transaction	$11,861

Cash Paid in the Collin Bank transaction	$18,412

The Company recognized a provisional amount of goodwill of $5,962 which is calculated as the excess of both the consideration exchanged and liabilities assumed compared to the fair market value of identifiable assets acquired. The goodwill in this acquisition resulted from a combination of expected synergies and a desirable branch location. None of the goodwill recognized is expected to be deductible for income tax purposes.

The Company has incurred expenses related to the acquisition of approximately $226 prior to September 30, 2013, which are included in acquisition expenses in the consolidated statements of income. The Company has incurred approximately $447 related to this acquisition subsequent to September 30, 2013.

At the date of acquisition, non-credit impaired loans had an estimated contractual balance of $61,157, which also approximates the fair value of the loans. This balance represents a provisional estimate as valuations are not yet available.

Live Oak

On January 1, 2014, the Company acquired 100% of the outstanding stock of Live Oak Financial Corp. and its wholly owned subsidiary, Live Oak State Bank, Dallas, TX (Live Oak) with one branch located east of downtown Dallas. The Company issued approximately 235,594 shares of Company stock and paid $10.0 million in cash for the outstanding shares of Live Oak common stock.

The Company recognized a provisional amount of goodwill of $7,616 which is calculated as the excess of both the consideration exchanged and liabilities assumed compared to the fair market value of identifiable assets acquired. The goodwill in this acquisition resulted from a combination of expected synergies and a desirable branch location. None of the goodwill recognized is expected to be deductible for income tax purposes.

The Company has incurred expenses related to the acquisition of approximately $138 prior to September 30, 2013, which is included in acquisition expenses in the consolidated statements of income. The Company has incurred approximately $219 related to this acquisition subsequent to September 30, 2013.

Provisional amounts have been recorded for the acquisition as final balances are not yet available. Estimated fair values of the assets acquired and liabilities assumed in this transaction as of the closing date are as follows:

Assets of acquired bank:

Cash and cash equivalents	$32,246
Securities available for sale	16,740
Loans	70,627
Premises and equipment	2,675
Goodwill	7,616
Core deposit intangible	775
Other assets	256

Total assets	$130,935

Liabilities of acquired bank:
Deposits	104,960
Other liabilities	4,278

Total Liabilities	$109,238

Common stock issued in the Live Oak Bank transaction	$11,697

Cash Paid in the Live Oak Bank transaction	$10,000

Pro forma net income for the nine months ended September 30, 2013 and for the year ended December 31, 2012 and would have been $16,649 and $19,103, respectively and revenues would have been $80,304 and $94,740 for the same periods, respectively, had the acquisitions occurred as of January 1, 2012. The operations of Collin Bank and Live Oak Bank were merged into the Independent Bank as of the respective dates of acquisition. Separate revenue and earnings of the former Collin Bank and Live Oak Bank are not available subsequent to the business combination.

Note 24.	Subsequent Events – Stock Offering and Stock Split

IBG qualifies as an “emerging growth company” as defined by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). In October 2012, the Board of Directors of the Company approved a resolution for IBG to sell shares of common stock to the public in an initial public offering. On December 28, 2012 the Company submitted a confidential draft Registration Statement on Form S-1 with the SEC with respect to the shares to be registered and sold. On February 27, 2013, the Company filed a public Registration Statement on Form S-1 with the SEC.

In connection with the initial public offering, on February 22, 2013 the Company amended its certificate of incorporation to affect a 3.2-for-one stock split of its common stock and change the its par value of common stock from $1 to $.01. All previously reported share amounts have been retrospectively restated to give effect to the stock split and the common stock account has been reallocated to additional paid in capital to reflect the new par value.

Deferred transaction costs of $603 associated with the offering of common stock are recorded in other assets as of December 31, 2012. Transaction costs will be recognized as a reduction to the proceeds of the stock offering.